New Accounting Pronouncements - Additional Information (Details) - Forecast [Member] - Accounting Standards Update 2016-02 [Member] $ in Millions	Jan. 01, 2019 CAD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset	$ 24
Operating lease liability	$ 24